Long Term Debt (RMP Revolving Credit Facility) (Details) - RMP Revolving Credit Facility - Wells Fargo		12 Months Ended
	Dec. 22, 2014 USD ($)	Dec. 31, 2015 USD ($)
Revolving Credit Facility
Debt Instrument [Line Items]
Maximum credit amount	$ 450,000,000
Additional commitments available under accordion feature	$ 200,000,000.0
Borrowings outstanding		$ 143,000,000
Average daily balance of credit facility		$ 46,900,000
Weighted average annual interest rate percentage		2.00%
Interest coverage ratio (at least)	2.50
Consolidated total leverage ratio (not more than)	4.75
Consolidated leverage ratio including senior unsecured notes (not more than)	5.25
Consolidated senior secured leverage ratio (not more than)	3.50
Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Commitment fee (percentage)	0.35%
Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Commitment fee (percentage)	0.50%
Revolving Credit Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Interest rate spread (percentage)	1.75%
Revolving Credit Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Interest rate spread (percentage)	2.75%
Revolving Credit Facility | Federal Funds Rate
Debt Instrument [Line Items]
Interest rate spread (percentage)	0.50%
Revolving Credit Facility | Eurodollar
Debt Instrument [Line Items]
Interest rate spread (percentage)	1.00%
Revolving Credit Facility | Base Rate | Minimum
Debt Instrument [Line Items]
Interest rate spread (percentage)	0.75%
Revolving Credit Facility | Base Rate | Maximum
Debt Instrument [Line Items]
Interest rate spread (percentage)	1.75%
Letters of Credit
Debt Instrument [Line Items]
Maximum credit amount	$ 50,000,000
Borrowings outstanding		$ 0